Operations (Tables)	12 Months Ended
Dec. 31, 2023
Operations
Schedule of summary of contractual

	December 31, 2023	December 31, 2022

Total municipalities that have already signed contracts	351	351
Balance – intangible and contract assets	48,759,219	45,292,307
Percentage of intangible and contract assets	95.12%	94.49%
Revenue from sanitation services (excluding construction revenue)	20,510,427	17,767,561
Percentage of revenue from sanitation services (excluding construction revenue)	95.35%	95.37%

Municipalities with expired contracts:	1	1
Balance – intangible and contract assets	11,309	11,519
Percentage of intangible and contract assets	0.02%	0.02%
Revenue from sanitation services (excluding construction revenue)	17,559	15,236
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.08%

Municipalities with concession agreements due by 2030:	23	23
Balance – intangible and contract assets	1,051,209	1,072,138
Percentage of intangible and contract assets	2.05%	2.24%

Revenue from sanitation services (excluding construction revenue)	833,418	711,452
Percentage of revenue from sanitation services (excluding construction revenue)	3.87%	3.82%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.40%	43.33%
Percentage of revenue from sanitation services (excluding construction revenue)	44.95%	45.14%